Document And Entity Information	6 Months Ended
May 31, 2024
Document Information [Line Items]
Entity Registrant Name	KAYNE ANDERSON ENERGY INFRASTRUCTURE FUND, INC.
Document Type	N-CSRS
Amendment Flag	false
Entity Central Index Key	0001293613
Document Period End Date	May 31, 2024